Employee Benefits - Disclosure of Reconciliation From Opening Balances to Closing Balances For Net Defined Liability and Its Components (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Defined Benefit Obligation [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Opening balance	$ 12,159	$ 9,467
Acquired through business combination (refer note 7 (c) and 7 (d))	549	271
Included in profit or loss
Current service cost	2,034	1,687
Past service cost (credit)	533
Interest cost (income)	721	636
Included in profit or loss, total	3,288	2,323
Included in other comprehensive income
-demographic assumptions	0	(20)
-financial assumptions	(223)	417
-experience adjustment	794	441
Included in other comprehensive income, total	571	838
Effects of movement in foreign exchange rates	(1,262)	(259)
Other
Benefits paid	(1,028)	(481)
Closing balance	14,277	12,159
Fair Value of Plan Assets [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Opening balance	(126)	(151)
Acquired through business combination (refer note 7 (c) and 7 (d))	(549)
Included in profit or loss
Interest cost (income)	(45)	(9)
Included in profit or loss, total	(45)	(9)
Included in other comprehensive income
-Return on plan assets excluding interest income		1
Included in other comprehensive income, total		1
Effects of movement in foreign exchange rates	11	3
Other
Contribution by employer	(55)	(11)
Benefits paid	32	41
Closing balance	(732)	(126)
Net Defined Benefit Liability [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Opening balance	12,033	9,316
Acquired through business combination (refer note 7 (c) and 7 (d))		271
Included in profit or loss
Current service cost	2,034	1,687
Past service cost (credit)	533
Interest cost (income)	676	627
Included in profit or loss, total	3,243	2,314
Included in other comprehensive income
-demographic assumptions	0	(20)
-financial assumptions	(223)	417
-experience adjustment	794	441
-Return on plan assets excluding interest income	0	1
Included in other comprehensive income, total	571	839
Effects of movement in foreign exchange rates	(1,251)	(256)
Other
Contribution by employer	(55)	(11)
Benefits paid	(996)	(440)
Closing balance	$ 13,545	$ 12,033